COMMISSION FILE NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):[x] Form 10-KSB [ ] Form 20-F [ ] Form 10-QSB [ ] Form N-SAR

For Period Ended: June 30, 2007

[   ] Transition Report on Form 10-K
[   ] Transition Report on Form 20-F
[   ] Transition Report on Form 11-K
[   ] Transition Report on Form 10-Q
[   ] Transition Report on Form N-SAR

For the Transition Period Ended:

      NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE
COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the items(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

UNIVERSAL EXPRESS, INC
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Full Name of Registrant:


- - - - - - - - - - - - - - - - - - - - - - - - - - - -
Former Name if Applicable

1111 BRICKELL AVENUE - - SUITE 2050
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Address of Principal Executive Office (Street and Number)

MIAMI, FLORIDA 33131
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City, State and Zip Code










PART II
RULES 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25
(b), the following should be completed. (Check box if appropriate)

[x] (a)	The reason described in reasonable detail in Part III of this
		form could not be eliminated without unreasonable effort or expense;

[ ] (b)	The subject annual report, semi-annual report, transition
            report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c)	The accountant=s statement or other exhibit required by
		Rule 12b-25 (c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 11-K, 20-F, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

EXPLANATION:

On August 31, 2007 Federal District Judge Gerard E. Lynch of the Southern District of New York appointed a Receiver over the operations of Universal Express, Inc. and its subsidiaries. The Receivership resulted from rulings Of the court in SEC v. Universal Express et al, Case 1:04-cv-2322(GEL).
The Receiver has been actively engaged in evaluation of the company's Operations and its financial condition but is unable to complete the Process in time to meet the deadline for filing.

PART IV
OTHER INFORMATION
(1) Name and telephone number of person to contact in regard to this notification.

(Name)			(Area Code)			(Telephone Number)

JANE W. MOSCOWITZ		          305				 379-8300
- - - - - - - - - - - - -     - - - - - - 		- - - - - - - - - - - -

(2) Have all other periodic reports required under Section 13 or 15 (d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that registrant was required to file such report(s) been filed? If
    answer is no, identify report(s).  	[ ] Yes	[x] No

Form 10-QSB for the period ending March 31, 2007, was not filed.


(3)Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
   thereof?		[x] Yes [] No



If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

UNIVERSAL EXPRESS, INC
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(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

By: /s/ Jane W. Moscowitz
      - - - - - - - - - - - - - -
      Name: Jane W. Moscowitz
      Title: Receiver, Universal Express

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive office), evidence of the representative=s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE
FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).



ANTICIPATED CHANGES

The Receiver has sold some assets of the company and liquidated others. Future financial statements will, therefore, be very different from those filed in prior periods. The Receiver is unable at this point to quantify the expected differences.